Interest-Bearing Deposits - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deposits [Line Items]
Total deposits	$ 1,052,033	$ 968,918
Total of CDs and IRAs	17,904
Principal officers, directors, and their affiliates [Member]
Deposits [Line Items]
Total deposits	$ 6,868	$ 6,882